Loans and borrowings (Details 5) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		₨ 13,472	₨ 33,845
Recognition of right-of-use liability during the year		2,344	177
Payment of principal portion of lease liabilities		(1,147)	(1,015)
Borrowings made during the year		19,366	49,234
Borrowings repaid during the year		(13,873)	(68,616)
Effect of changes in foreign exchange rates		142	(153)
Closing balance		20,020	13,472
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	[1]	6,082	6,763
Recognition of right-of-use liability during the year	[1]	2,348	177
Payment of principal portion of lease liabilities	[1]	(1,147)	(1,015)
Borrowings made during the year	[1]	3,800	0
Borrowings repaid during the year	[1]	(3,800)	0
Effect of changes in foreign exchange rates	[1]	14	157
Closing balance	[1]	7,297	6,082
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		7,390	27,082
Recognition of right-of-use liability during the year		0	0
Payment of principal portion of lease liabilities		0	0
Borrowings made during the year		15,566	49,234
Borrowings repaid during the year		(10,073)	(68,616)
Effect of changes in foreign exchange rates		(160)	(310)
Closing balance		₨ 12,723	₨ 7,390

[1]	Includes current portion.